Unaudited Condensed Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss from continuing operations	$ (1,404,293)	$ (2,277,308)
Net gain (loss) from discontinued operations	589,292	(405,582)
Net loss for the period	(815,001)	(2,682,890)
Adjustments for non-cash items:
Gain on loss of control of Canmart, net of cash surrendered and foreign currency translation adjustment	(12,999)
Depreciation and amortization	83,862	104,000
Depreciation and amortization from discontinued operation	926	261,501
Interest expenses	17,749	81,021
Interest expenses from discontinued operations		124,205
Interest income from Bridge loans	(38,116)
Fair value of RSUs granted and exercised		1,547,703
Loss (gain) on settlement on debt	(21,575)	232,375
Loss on sale of subsidiary		165,625
Write-off of holdback payable		(400,000)
Working capital adjustments (net of amounts acquired/disposed):
Trade and other receivables	301,128	(189,536)
Prepayments	279,128	(1,174,292)
Trade and other payables	(235,341)	(203,044)
Due to related parties	64,635	(458,648)
Cash flows used in operating activities	(375,604)	(2,591,980)
Cash flows from investing activities:
Additions to property, plant and equipment		(1,343,893)
Cash surrendered on sale of RPK		(105,175)
Cash proceeds from sale of subsidiary		1,553,750
Loan repayment (receivable)	347	(632)
Cash surrendered on loss of control of Canmart	(174)
Cash flows provided by investing activities	173	104,050
Cash flows from financing activities:
Proceeds from private placement	320,000	9,398,086
Advances from (advances to) related parties	(578,604)	44,975
Repayment of advances from related parties	(62,596)	(465,297)
Loans received		65,282
Loans repaid	(201,206)	(104,920)
Lease payments		(300,000)
Cash flows provided by (used in) financing activities	(522,406)	8,638,126
Net increase (decrease) in cash and cash equivalents	(897,837)	6,150,196
Effects of exchange rate changes on cash and cash equivalents	(414,494)	(212,089)
Cash and cash equivalents at the beginning of the period	3,841,866	93,875
Cash and cash equivalents at the end of the period	$ 2,529,535	$ 6,031,982